Accounting Policies - Parent (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Basis of preparation and accounting developments
Basis of preparation
These financial statements incorporate the financial statements of the Company and entities it controls (its subsidiaries) made up to 31 December each year. The consolidated financial statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ report.
Compliance with International Financial Reporting Standards (IFRS)
The consolidated financial statements of the Santander UK group and the separate financial statements of the Company comply with UK-adopted International Accounting Standards (IAS). The financial statements are also prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1 ‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, have been included in the Risk review section of this Annual Report. This information forms an integral part of these financial statements by this cross reference, is marked as audited, and is covered by the Independent auditor's report.
Climate change
Santander UK continues to develop its assessment of the potential impacts that climate change and the transition to a low carbon economy may have on the assets and liabilities recognised and presented in its financial statements.
Santander UK is mindful of its responsibilities as a responsible lender and is focused on ways to meet the objectives of the Paris Agreement on climate change and to support the UK’s transition to a climate-resilient, net zero economy.
Santander UK's current climate change strategy focuses on three main areas to achieve Banco Santander's ambition to reach net zero emissions by 2050:
1. Managing climate risks by integrating climate considerations into risk management frameworks, screening and stress testing our portfolio for climate related financial risks, and setting risk appetites to help steer our portfolio in line with the Paris Agreement,
2. Supporting our customers’ transition by developing products and services that promote a reduction in CO2 emissions, and
3. Reducing emissions in our operations and supply chain by focusing on continuous improvement in our operations, and environmental and energy management systems in accordance with ISO14001 and 15001, promoting responsible procurement practices and employee engagement.
Santander UK's current climate change strategy and its view of the risks associated with climate change and the transition to a low carbon economy are reflected in its critical judgements and accounting estimates, although climate change risk did not have a significant impact at 31 December 2022 and 2021, consistent with management's assessment that climate change and the transition to a low carbon economy are not currently expected to have a meaningful impact on the viability of the Santander UK group in the medium term.
At 31 December 2022 and 2021, management specifically considered the potential impact of climate change and the transition to a low carbon economy on:
–Loans and advances to customers (see Note 13 and the credit risk section of the Risk review). Some climate change risks arise due to the requirements of IFRS 9 and others relate to specific portfolios and sectors: 5 years,For Mortgages in Retail Banking and Commercial Real Estate lending in Corporate & Commercial Banking, the value of property collateral might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk, or changing environmental performance standards for property.
–For automotive loans in Consumer Finance, the residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.
–For corporate lending in Corporate & Commercial Banking, certain sectors give rise to fossil fuel exposures, such as Oil & Gas, Mining & Extraction and Power Generation.
–Goodwill impairment assessment (see Note 20). Estimates underpinning the determination of whether or not goodwill balances are impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
Future changes to Santander UK's climate change strategy may impact Santander UK's critical judgements and accounting estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods.
Recent accounting developments
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality. The amendments are effective for annual periods beginning on or after 1 January 2023 with earlier application permitted. The amendments have been applied in preparing these financial statements and, consequently, only material accounting policy information is disclosed.
Future accounting developments
At 31 December 2022, for the Santander UK group, there were no other significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective, or which have otherwise not been early adopted where permitted.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related notes.
Material accounting policy information
The following material accounting policies have been applied in preparing these financial statements. For material accounting policies which involve the application of judgements or accounting estimates that are determined to be critical to the preparation of these financial statements see 'Critical judgements and accounting estimates'.

Critical judgements and accounting estimates
Critical judgements and accounting estimates
The preparation of Santander UK's consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There has been no change in the inherent sensitivity of the areas of judgement in the period. Management have considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these financial statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
a) Credit impairment charges
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition. The impact of the cost of living crisis has increased the uncertainty around ECL impairment calculations and has required management to make additional judgements and accounting estimates that affect the amount of assets and liabilities at the reporting date and the amount of income and expenses in the reporting period. The key additional judgements due to the impact of the cost of living crisis mainly reflect the increased uncertainty around forward-looking economic data and the need for additional judgemental adjustments.

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
–Determining the need to assess corporate Stage 3 exposures individually
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
For more on each of these key judgements and estimates, see 'Critical judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Litigation and other regulatory provisions in Note 29 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, and Plevin related litigation. Note 31 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows.
Note 31 includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on these key judgements and estimates, see Notes 29 and 31.
c) Defined benefit pension schemes
The Santander UK group operates a number of defined benefit pension schemes as described in Note 30 and estimates their position as described in the accounting policy ‘Pensions and other post retirement benefits’.

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 30.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 30. The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill
The carrying amount of goodwill is based on the application of judgements including the basis of goodwill impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 20.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating VIU’ in Note 20.
Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Basis of preparation and accounting developments
Compliance with International Financial Reporting Standards
The Company’s financial statements comply with UK-adopted international accounting standards. The financial statements are also prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented.
Climate change
Management specifically also considered the potential impact of climate change and the transition to a low carbon economy on its Investment in Santander UK plc. Estimates underpinning the determination of whether or not the cost of the investment is impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans. .

Critical judgements and accounting estimates
Critical judgements and accounting estimates
The preparation of the financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the financial statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about interests in other entities.
Interests in other entities - Investment in subsidiaries
The carrying amount of investments in subsidiaries is based on the application of judgements including the basis of the cost of investment impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of investments in subsidiaries is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:	–Determining the basis of investment impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for investments, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time. For more on these assumptions, including changes in the assumptions that would trigger an impairment, see Note 46.7.